Financial Risk Review (Tables)	6 Months Ended
Jun. 30, 2025
Financial Risk Review [Abstract]
Schedule of Information about the Credit Risk Exposure of Lifezone’s Financial Assets
Set out below is the credit risk exposure of Lifezone’s financial assets as at June 30, 2025 and December 31, 2024.

	June 30, 2025	December 31, 2024
	$	$
Cash and cash equivalents	12,512,058	29,283,942
Deposits	478,825	355,149
Other receivables	453,970	74,027
Related party receivables	-	98,133
Total	13,444,853	29,811,251

Schedule of Liquidity Risk
The table below represents expected timing of payments on trade payables, lease and debt liabilities, excluding provisions.

	June 30, 2025	December 31, 2024
	$	$
<=30 days	4,107,626	5,018,039
30 days - 1 year	6,193,498	587,106
1 - 2 years	4,079,025	8,343,281
More than 2 years	52,921,537	54,727,518
Total	67,301,686	68,675,944

Schedule of Financial Instruments
The following table includes assets and liabilities which are denominated in GBP, AUD and TZS :

	June 30, 2025	December 31, 2024
	GBP	GBP
Cash in banks	120,746	155,089
Prepaid expenses	79,021	155,533
Trade and other payables	928,181	890,213

	AUD	AUD
Cash in banks	721,832	1,236,945
Trade receivables	1,039,592	1,308,303
Prepaid expenses	103,247	249,209
Trade and other payables	636,683	916,527

	TZS	TZS
Cash in banks	103,681,250	105,125,420

Schedule of Demonstrates the Estimated Sensitivity
The following table demonstrates the estimated sensitivity to a 10% increase (decrease) in USD against the relevant foreign currencies as a result of translating Lifezone's foreign currency denominated monetary assets and liabilities.

	June 30, 2025	December 31, 2024
Effect on Profit	$	$
Change in GBP Rate
10%	100,059	72,742
-10%	(100,059)	(72,742)

Change in AUD Rate
10%	33,156	(116,704)
-10%	(33,156)	116,704

Change in TZS Rate
10%	3,913	(4,282)
-10%	(3,913)	4,282